Pension and other post-employment benefit plans (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		$ 188	$ 481	$ 440
Expenses for defined contribution plans		268	243	238
Total pension and other post-employment benefit plan expenses	[1]	457	723	678
Reduction of net periodic pension expenses due to changes in Swiss pension plan at announcement		241
of which: UK plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		80	72	78
of which: US plan
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		127	110	107
of which: remaining plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		61	61	53
of which: related to major pension plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		186	460	417
of which: Swiss plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[2]	153	414	386
Reduction in net periodic pension expenses due to the decrease in benefits based on changes in Swiss pension plan		59
of which: UK plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		11	15	(2)
of which: US and German plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		22	31	34
of which: related to post-employment medical insurance plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		(11)	3	4
of which: UK medical insurance plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		1	1	1
of which: US medical insurance plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		(12)	2	3
of which: related to remaining plans and other expenses
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[3]	13	17	19
UBS AG
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		140	365	438
Expenses for defined contribution plans		223	236	238
Total pension and other post-employment benefit plan expenses	[4]	363	601	677
Reduction of net periodic pension expenses due to changes in Swiss pension plan at announcement		132
UBS AG | of which: UK plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		35	65	78
UBS AG | of which: US plan
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		127	110	107
UBS AG | of which: remaining plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		61	61	53
UBS AG | of which: related to major pension plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		141	354	417
UBS AG | of which: Swiss plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[2]	108	307	386
Reduction in net periodic pension expenses due to the decrease in benefits based on changes in Swiss pension plan		59
UBS AG | of which: UK plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		11	15	(2)
UBS AG | of which: US and German plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		22	31	34
UBS AG | of which: related to post-employment medical insurance plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		(11)	3	4
UBS AG | of which: UK medical insurance plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		1	1	1
UBS AG | of which: US medical insurance plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		(12)	2	3
UBS AG | of which: related to remaining plans and other expenses
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[3]	$ 10	$ 8	$ 17

[1]
Changes to the pension fund of UBS in Switzerland in 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of USD 241 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 29 for more information.

[2]	Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 29a for more information on these changes.
[3]	Other expenses include differences between actual and estimated performance award accruals.
[4]
Changes to the pension fund of UBS AG in Switzerland in 2018 resulted in a reduction in the pension obligation recognized by UBS AG. As a consequence, a pre-tax gain of USD 132 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 29 for more information.